United States
Securities and Exchange Commission
Washington, D.C.  20549

						Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 12/31/02

Check here if Amendment {    }; Amendment Number: _________
 This Amendment (Check only one.):   [    ] is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     February 3, 2003

Report Type (Check Only One.):
[x]  		13F HOLDINGS REPORT
[ ]		13F NOTICE
[ ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 67
Form 13F Information Table Entry Total: 86,755
					        (Thousands)





















      Form 13F Information Table








TITLE OF

VALUE
 SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
(x$1000)
 PRN AMT
PR  CALL
DSCRETN
MNGS
SOLE SHARED NONE









A F L A C Inc.
com
001055 10 2
 2,651
   88,018
sh
sole
none
x
Abbott Laboratories
com
002824 10 0
 1,165
   29,117
sh
sole
none
x
Alberto Culver A
cl a
013068 20 0
 1,317
   27,095
sh
sole
none
x
American International Group
com
026874 10 7
 1,050
   18,142
sh
sole
none
x
American Italian Pasta Co
com
027070 10 1
 1,209
   33,605
sh
sole
none
x
Artesian Resources Corp.
cl a
043113 20 8
   699
   23,560
sh
sole
none
x
Astrazeneca PLC ADR
adr
046353 10 8
   369
   10,530
sh
sole
none
x
Belden Inc
com
077459 10 5
   511
   33,559
sh
sole
none
x
BellSouth Corp.
com
079860 10 2
   599
   23,152
sh
sole
none
x
Black & Decker Corp
com
091797 10 0
 2,186
   50,965
sh
sole
none
x
Boeing Co.
com
097023 10 5
 1,959
   59,391
sh
sole
none
x
BP plc
com
055622 10 4
   806
   19,840
sh
sole
none
x
Bristol Myers Squibb Co.
com
110122 10 8
   269
   11,615
sh
sole
none
x
CIGNA Corporation
com
17179x 10 6
   591
   14,361
sh
sole
none
x
Cisco Systems Inc.
com
17275r 10 2
   960
   73,300
sh
sole
none
x
CMS Energy Corp
com
125896 10 0
   441
   46,746
sh
sole
none
x
Colgate Palmolive
com
194162 10 3
   770
   14,690
sh
sole
none
x
Cooper Industries Inc.
com
216669 10 1
 1,734
   47,570
sh
sole
none
x
D.R. Horton Inc.
com
23331A 10 9
 1,600
   92,213
sh
sole
none
x
Dean Foods Company
com
242370 10 4
 1,832
   49,375
sh
sole
none
x
Delphi Automotive System
com
247126 10 5
   580
   72,091
sh
sole
none
x
Delta Airlines
com
247361 10 8
   235
   19,458
sh
sole
none
x
DuPont
com
263534 10 9
 2,316
   54,624
sh
sole
none
x
Enerplus Resources Fund
com
29274D 60 4
 1,390
   78,330
sh
sole
none
x
Exxon Mobil Corp.
com
30231G 10 2
 3,163
   90,529
sh
sole
none
x
FedEx Corporation
com
31428X 10 6
 4,388
   80,925
sh
sole
none
x
First American Corporation
com
318522 30 7
 1,556
   70,075
sh
sole
none
x
Fortune Brands Inc.
adr
349631 10 1
 1,011
   21,742
sh
sole
none
x
General Electric Co.
com
369604 10 3
 2,637
  108,288
sh
sole
none
x
General Growth Properties
com
370021 10 7
 2,876
   55,300
sh
sole
none
x
General Mills Inc.
com
370334 10 4
   785
   16,730
sh
sole
none
x
General Motors
com
370442 10 5
 1,553
   42,133
sh
sole
none
x
Gillette Co.
com
375766 10 2
   531
   17,495
sh
sole
none
x
GlaxoSmithKline ADR
com
37733W 10 5
   545
   14,555
sh
sole
none
x
Goodrich Co.
com
382388 10 6
 1,665
   90,875
sh
sole
none
x
Home Depot, Inc.
com
437076 10 2
 1,847
   77,070
sh
sole
none
x
IBM
com
459200 10 1
 2,939
   37,925
sh
sole
none
x
J P Morgan Chase & Co.
com
46625h 10 0
   735
   30,621
sh
sole
none
x
Johnson & Johnson, Inc.
com
478160 10 4
 2,347
   43,705
sh
sole
none
x
Medtronics
com
585055 10 6
 2,042
   44,787
sh
sole
none
x
Merck & Co.
com
589331 10 7
 3,155
   55,733
sh
sole
none
x
Microsoft
com
594918 90 4
   203
    3,931
sh
sole
none
x
Motorola, Inc.
com
620076 10 9
   134
   15,542
sh
sole
none
x
NiSource Inc.
com
65473P 10 5
   614
   30,683
sh
sole
none
x
Pepsico
com
713448 10 8
 2,206
   52,261
sh
sole
none
x
Pfizer
com
717081 10 3
 2,034
   66,531
sh
sole
none
x
Philadelphia Suburban Corp.
com
718009 60 8
 1,101
   53,458
sh
sole
none
x
Philip Morris Companies
com
718154 10 7
   819
   20,212
sh
sole
none
x
Pitney-Bowes
com
724479 10 0
   849
   25,987
sh
sole
none
x
Proctor & Gamble
com
742718 10 9
 1,284
   14,941
sh
sole
none
x
Robert Mondavi
com
609200 10 0
   645
   20,815
sh
sole
none
x
Royal Dutch Petroleum
ny reg
780257 80 4
   368
    8,365
sh
sole
none
x
Safeway Inc.
com
new
786514 20 8
   835
   35,740
sh
sole
none
x
Sara Lee
com
803111 10 3
 1,557
   69,181
sh
sole
none
x
SBC Communications
com
78387g 10 3
   251
    9,262
sh
sole
none
x
Sysco
com
871829 10 7
   218
    7,324
sh
sole
none
x
Tellabs Inc.
com
879664 10 0
   107
   14,750
sh
sole
none
x
Textron Inc.
com
883203 10 1
 1,010
   23,495
sh
sole
none
x
UGI Corp
com
902681 10 5
 1,239
   33,141
sh
sole
none
x
Unisys Corp
com
909214 10 8
   607
   61,350
sh
sole
none
x
United Mobil Home
com
911024 10 7
   500
   36,960
sh
sole
none
x
Valley National Bancorp
com
919794 10 7
   932
   35,345
sh
sole
none
x
Verizon Communications
com
92343V 10 4
 2,262
   58,382
sh
sole
none
x
Viacom Inc. - Class B
cl b
925524 30 8
 3,933
   96,500
sh
sole
none
x
Vishay Intertechnology
com
928298 10 8
   149
   13,305
sh
sole
none
x
Washington Real Estate
sh ben
int
939653 10 1
1750
   68,612
sh
sole
none
x
Xerox Corp.
com
984121 10 3
131
   16,234
sh
sole
none
x